Brown Advisory Small-Cap Fundamental Value Fund
Schedule of Investments
September 30, 2019 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 87.0%
Communication Services - 6.2%
356,831	GCI Liberty, Inc.*	22,148,500
299,995	Loral Space & Communications, Inc.*	12,419,793
253,613	Nexstar Media Group, Inc.	25,947,146
		60,515,439
Consumer Discretionary - 13.5%
442,321	Century Casinos, Inc.*	3,419,141
241,553	Core-Mark Holding Co., Inc.	7,757,474
133,723	Culp, Inc.	2,179,685
658,329	Denny's Corp.*	14,986,860
835,681	Designer Brands, Inc.	14,306,859
318,523	Dick's Sporting Goods, Inc.	12,998,924
1,845,875	Extended Stay America, Inc.	27,023,610
903,429	Hudson, Ltd.*	11,085,074
112,112	Kontoor Brands, Inc.	3,935,131
166,711	Murphy USA, Inc.*	14,220,448
930,741	Regis Corp.*	18,819,583
		130,732,789
Consumer Staples - 1.2%
221,689	Spectrum Brands Holdings, Inc.	11,687,444
Energy - 2.6%
181,624	Natural Gas Services Group, Inc.*	2,326,604
122,373	REX American Resources Corp.*	9,340,731
1,026,156	Riviera Resources, Inc.*	13,709,444
		25,376,779
Financials - 27.0%
102,408	Alerus Financial Corp.	2,232,494
383,789	Ameris Bancorp	15,443,669
226,301	Assurant, Inc.	28,473,192
325,618	Central Pacific Financial Corp.	9,247,551
240,843	Howard Bancorp, Inc.*	4,019,670
435,576	National Bank Holdings Corp.	14,892,343
730,689	National General Holdings Corp.	16,820,461
237,651	Nesco Holdings, Inc.*	1,421,153
634,919	OceanFirst Financial Corp.	14,984,088
599,094	Pacific Premier Bancorp, Inc.	18,685,742
258,933	Peapack Gladstone Financial Corp.	7,257,892
154,296	Primerica, Inc.	19,631,080
381,661	Renasant Corp.	13,361,952
687,769	TriState Capital Holdings, Inc.*	14,470,660
370,665	Triumph Bancorp, Inc.*	11,820,507
214,950	UMB Financial Corp.	13,881,471
210,143	Virtus Investment Partners, Inc.	23,235,511
477,076	Waddell & Reed Financial, Inc.	8,196,166
545,534	Washington Federal, Inc.	20,179,303
108,184	WesBanco, Inc.	4,042,836
		262,297,741
Health Care - 3.5%
276,668	Magellan Health, Inc.*	17,181,083
278,442	Providence Service Corp.*	16,556,161
		33,737,244
Industrials - 20.1%
358,605	Albany International Corp.	32,331,827
290,502	Continental Building Products, Inc.*	7,927,800
200,476	CRA International, Inc.	8,413,978
376,695	Deluxe Corp.	18,518,326
419,969	Federal Signal Corp.	13,749,785
207,856	Kadant, Inc.	18,247,678
524,961	KAR Auction Services, Inc.	12,887,793
219,456	Lydall, Inc.*	5,466,649
358,250	McGrath RentCorp	24,930,617
1,075,815	MRC Global, Inc.*	13,049,636
1,771,388	Mueller Water Products, Inc.	19,910,401
218,142	Simpson Manufacturing Co., Inc.	15,132,511
70,941	VIAD Corp.	4,763,688
		195,330,689
Information Technology - 8.1%
134,078	Cabot Microelectronics Corp.	18,933,154
200,407	CTS Corp.	6,485,171
524,961	EchoStar Corp.*	20,798,955
239,425	MAXIMUS, Inc.	18,497,975
278,912	SMART Global Holdings, Inc.*	7,106,678
643,786	South Mountain Merger Corp. Units*^	6,759,753
		78,581,686
Materials - 3.4%
323,489	Eagle Materials, Inc.	29,117,245
59,945	Neenah, Inc.	3,903,618
		33,020,863
Real Estate - 0.6%
37,599	Consolidated-Tomoka Land Co.	2,466,494
198,988	Landmark Infrastructure Partners L.P.	3,589,744
		6,056,238
Utilities - 0.8%
778,693	Star Group L.P.	7,374,223
Total Common Stocks (Cost $680,547,144)		844,711,135

Real Estate Investment Trusts - 6.1%
1,015,161	Essential Properties Realty Trust, Inc.	23,257,339
2,374,738	MFA Financial, Inc.	17,478,072
858,736	Xenia Hotels & Resorts, Inc.	18,136,504
Total Real Estate Investment Trusts (Cost $45,024,342)		58,871,915

Investment Companies - 2.9%
798,437	Ares Capital Corp.	14,878,873
1,332,884	Barings BDC, Inc.	13,528,773
Total Investment Companies (Cost $27,575,129)		28,407,646

Short-Term Investments - 4.0%
Money Market Funds - 4.0%
38,813,895	First American Government Obligations Fund - Class Z, 1.83%#	38,813,895
Total Short-Term Investments (Cost $38,813,895)		38,813,895
Total Investments - 100.0% (Cost $791,960,510)		970,804,591
Other Assets in Excess of Liabilities - 0.0%		399,677
NET ASSETS - 100.0%		$971,204,268

* Non-Income Producing
^ Each unit consists of one share of Class A common stock and one-half of one warrant. Each whole warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share. The warrants expire on June 20, 2024. Refer to the company's filings at sec.gov for additional information.

# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC ('S&P'). (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.